BlackRock | BLACKROCK CAPITAL APPRECIATION FUND, INC.
Fund Overview Key Facts About BlackRock Capital Appreciation Fund, Inc.
Investment Objective
The investment objective of the BlackRock Capital Appreciation Fund, Inc. (the “Fund”) is to seek long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold BlackRock Shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		BlackRock BLACKROCK CAPITAL APPRECIATION FUND, INC. BlackRock Shares
Management Fee		0.61%
Distribution and/or Service (12b-1) Fees		none
Other Expenses		0.18%
Total Annual Fund Operating Expenses		0.79%
Fee Waivers and/or Expense Reimbursements	[1]	(0.07%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	[1]	0.72%
[1]	As described in the "Management of the Fund" section of the Fund's prospectus on page 20, BlackRock has contractually agreed to waive fees and/or reimburse expenses in order to limit the Fund's Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) for BlackRock Shares to 0.72% of average daily net assets until February 1, 2024. On February 1 of each year, the waiver agreement will renew automatically for an additional one year so that the agreement will have a perpetual ten year term. The contractual agreement may be terminated upon 90 days' notice by a majority of the non-interested Directors of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
BlackRock BLACKROCK CAPITAL APPRECIATION FUND, INC. BlackRock Shares	74	230	401	894

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 134% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund will seek to achieve its investment objective by investing primarily in a diversified portfolio consisting primarily of common stock of U.S. companies that Fund management believes have exhibited above-average growth rates in earnings over the long term. In other words, Fund management tries to choose investments that will increase in value over the long term.

The Fund will generally invest at least 65% of its total assets in the following equity securities:
  Common stock;
  Convertible preferred stock;
  Securities convertible into common stock; and
  Rights to subscribe to common stock.
Of these securities the Fund generally seeks to invest primarily in common stock.

The Fund may invest in companies of any size but emphasizes investments in companies that have medium to large stock market capitalizations (currently, approximately $2 billion or more).

Convertible securities generally are debt securities or preferred stock that may be converted into common stock. Convertible securities typically pay current income as either interest (debt security convertibles) or dividends (preferred stock). A convertible’s value usually reflects both the stream of current income payments and the market value of the underlying common stock. The Fund may purchase securities pursuant to the exercise of subscription rights, which allow an issuer’s existing shareholders to purchase additional common stock at a price substantially below the market price of the shares.
Principal Risks of Investing in the Fund
Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of principal risks of investing in the Fund.
  Convertible Securities Risk — The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock.
  Equity Securities Risk — Stock markets are volatile. The price of an equity security fluctuates based on changes in a company’s financial condition and overall market and economic conditions.
  Investment Style Risk — Under certain market conditions, growth investments have performed better during the later stages of economic expansion. Therefore, this investment style may over time go in and out of favor. At times when the investment style used by the Fund is out of favor, the Fund may underperform other equity funds that use different investment styles.
  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.
  Mid Cap Securities Risk — The securities of mid cap companies generally trade in lower volumes and are generally subject to greater and less predictable price changes than the securities of larger capitalization companies.

Performance Information
The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. Effective June 28, 2010, the Fund reorganized with the BlackRock Capital Appreciation Portfolio (the “Predecessor Fund”), a series of BlackRock FundsSM (the “Reorganization”), and the Predecessor Fund’s performance and financial history has been adopted by the Fund from the date of the Reorganization. The performance of BlackRock Shares of the Fund is based off of the performance of Institutional Shares of the Predecessor Fund, with no adjustments. On January 31, 2005, the Predecessor Fund reorganized with the State Street Research Legacy Fund (the “SSR Fund”), which had investment goals and strategies substantially similar to the Fund. For periods prior to January 31, 2005, the chart and table show performance information for the SSR Fund. The table compares the Fund’s performance to that of the Russell 1000® Growth Index and the S&P 500® Index, which are relevant to the Fund because they have characteristics similar to the Fund’s investment strategy. As with all such investments, past performance (before and after taxes) is not an indication of future results. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. If the Fund’s investment manager and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. Updated information on the Fund’s performance, including its current net asset value, can be obtained by visiting http:// www.blackrock.com/funds or can be obtained by phone at (800) 882-0052.
BlackRock Shares ANNUAL TOTAL RETURNS BlackRock Capital Appreciation Fund As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 16.64% (quarter ended September 30, 2009) and the lowest return for a quarter was –22.85% (quarter ended December 31, 2008).
As of 12/31/13 Average Annual Total Returns
Average Annual Total Returns BlackRock BLACKROCK CAPITAL APPRECIATION FUND, INC.	1 Year	5 Years	10 Years
BlackRock Shares	34.29%	18.06%	7.83%
BlackRock Shares Return After Taxes on Distributions	29.75%	17.20%	7.44%
BlackRock Shares Return After Taxes on Distributions and Sale of Shares	22.52%	14.61%	6.35%
Russell 1000® Growth Index (Reflects no deduction for fees, expenses or taxes)	33.48%	20.39%	7.83%
Standard & Poor's (S&P) 500® Index (Reflects no deduction for fees, expenses or taxes)	32.39%	17.94%	7.41%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.